As filed with the Securities and Exchange Commission on August 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2010
Perkins Discovery Fund (Unaudited)

Shares		Value
	COMMON STOCKS: 85.4%
	Administrative & Support Services: 1.4%
50,000	RCM Technologies, Inc. *	$223,500

	Ambulatory Health Care Services: 8.0%
25,000	MEDTOX Scientific, Inc. *	307,500
80,000	RadNet, Inc. *	189,600
20,000	U.S. Physical Therapy, Inc. *	337,600
25,000	Virtual Radiologic Corp. *	429,000
		1,263,700
	Amusement, Gaming & Entertainment: 0.4%
45,000	Lakes Entertainment, Inc. *	68,850

	Chemical Manufacturing: 2.3%
30,000	Cardiovascular Systems, Inc. *	133,500
200,000	Heska Corp. *	126,000
50,000	Oculus Innovative Sciences, Inc. *	102,000
		361,500
	Computer & Electronic Products: 9.0%
50,000	Advanced Analogic Technologies, Inc. *	159,500
150,000	CardioGenesis Corp. *	55,500
20,000	Compellent Technologies, Inc. *	242,400
135,000	Conexant Systems, Inc. *	302,400
100,000	Digirad Corp. *	209,000
50,000	EDAP TMS S.A. - ADR *	116,500
175,000	iCAD, Inc. *	334,250
		1,419,550
	Diversified Financial Services: 0.2%
40,000	Swordfish Financial, Inc. *	29,600

	Food Manufacturing: 4.2%
10,000	Diamond Foods, Inc.	411,000
80,000	Inventure Foods, Inc. *	244,800
		655,800
	Food Services: 3.6%
15,000	California Pizza Kitchen, Inc. *	227,250
40,000	Famous Dave's of America, Inc. *	332,800
8,333	Granite City Food & Brewery Ltd. *	14,666
		574,716

	General Manufacturing: 3.7%
125,000	Uroplasty, Inc. *	590,000

	Healthcare Manufacturing: 2.2%
20,000	Span-America Medical Systems, Inc.	349,600

	Insurance Carriers: 1.4%
	Life Partners Holdings, Inc.	225,060

	Internet Service Providers & Web Search Portals: 1.4%
75,000	PFSweb, Inc. *	214,500

	Mining: 1.5%
50,000	USEC, Inc. *	238,000

	Nursing & Residential Care Facilities: 1.8%
75,000	Metropolitan Health Networks, Inc. *	279,750

	Oil & Gas Extraction: 2.7%
150,000	Abraxas Petroleum Corp. *	420,000

	Paper Manufacturing: 2.9%
200,000	Verso Paper Corp. *	462,000

	Printing & Related Support Activities: 1.3%
30,000	InnerWorkings, Inc. *	204,900

	Professional, Scientific & Technical Services: 27.6%
80,000	Computer Task Group, Inc. *	516,800
60,000	Ebix, Inc. *	940,800
350,000	Insignia Systems, Inc. *	1,820,000
65,000	IntegraMed America, Inc. *	527,800
30,000	NetScout Systems, Inc. *	426,600
90,000	Wireless Ronin Technologies, Inc. *	116,100
		4,348,100

	Publishing Industries: 1.7%
15,000	ePlus, Inc. *	262,500

	Retailers: 3.3%
80,000	ADDvantage Technologies Group, Inc. *	228,000
50,000	U.S. Auto Parts Network, Inc. *	300,000
		528,000

	Technology: 1.2%
50,000	Mattson Technology, Inc. *	189,500

	Telecommunications: 0.4%
90,000	Broadcast International, Inc. *	61,200

	Toys & Games 1.7%
40,000	Summer Infant, Inc. *	262,000

	Waste Treatment & Disposal: 1.5%
90,000	Appliance Recycling Centers of America, Inc. *	236,700

	TOTAL COMMON STOCKS
	(Cost $12,082,086)	13,469,026

	SHORT-TERM INVESTMENTS: 15.0%
	Money Market Funds: 15.0%
776,619	AIM Liquid Assets Portfolio - Institutional Class, 0.206%^			776,619
810,071	AIM Short-Term Prime Portfolio - Institutional Class, 0.201%^			810,071
774,788	Fidelity Money Market Portfolio - Select Class, 0.204%^			774,788
				2,361,478
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,361,478)			2,361,478

	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $14,443,564)			15,830,504
	Liabilities in Excess of Other Assets: (0.4)%			(65,458)
	TOTAL NET ASSETS: 100.0%			$15,765,046

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of June 30, 2010.

	The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

	Cost of investments		$14,443,564
	Gross unrealized appreciation		4,595,292
	Gross unrealized depreciation		(3,208,352)
	Net unrealized appreciation		$1,386,940

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Perkins Discovery Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

Perkins Discovery Fund
Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$13,469,026	$-	$-	$13,469,026
Short-Term Investments	2,361,478	-	-	2,361,478
Total Investments in Securities	$15,830,504	$-	$-	$15,830,504

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
                                                Robert M. Slotky, President

Date   August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date August 26, 2010

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer
Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.